Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury stock	Contributed surplus	Accumulated other comprehensive loss	Deficit	Total equity attributable to shareholders of the Company	Non-controlling interests
Total equity		$ 3,007,924	$ (11,056)	$ 2,616,593	$ (21,350)	$ (1,948,569)		$ 79,940
Balance beginning of year at Dec. 31, 2017		3,007,924	(11,056)	2,616,593	(21,350)	(1,948,569)		79,940
Shares issued upon exercise of share options, for cash		0
Transfer of contributed surplus on exercise of options		0
Shares issued to the public, net of share issuance costs		0
Purchase of treasury stock			(2,108)
Shares redeemed upon exercise of restricted share units			3,060	(3,060)
Share based payment arrangements				7,266
Transfer to share capital on exercise of options				0
Other comprehensive loss for the year					(3,144)
Earnings (loss) attributable to shareholders of the Company	$ (361,884)					(361,884)
Loss attributable to non-controlling interests	(17,747)							(17,747)
Contributions from non-controlling interests								1,221
Balance end of year at Dec. 31, 2018	3,347,086	3,007,924	(10,104)	2,620,799	(24,494)	(2,310,453)	$ 3,283,672	63,414
Total equity	3,347,086	3,007,924	(10,104)	2,620,799	(24,494)	(2,310,453)	3,283,672	63,414
Total equity	3,347,086	3,007,924	(10,104)	2,620,799	(24,494)	(2,310,453)	3,283,672	63,414
Shares issued upon exercise of share options, for cash		265
Transfer of contributed surplus on exercise of options		103
Shares issued to the public, net of share issuance costs		46,271
Purchase of treasury stock			0
Shares redeemed upon exercise of restricted share units			1,442	(1,442)
Share based payment arrangements				8,187
Transfer to share capital on exercise of options				(103)
Other comprehensive loss for the year					(4,472)
Earnings (loss) attributable to shareholders of the Company	80,586					80,586
Loss attributable to non-controlling interests	(6,901)							(6,901)
Contributions from non-controlling interests								2,791
Balance end of year at Dec. 31, 2019	3,473,813	3,054,563	(8,662)	2,627,441	(28,966)	(2,229,867)	3,414,509	59,304
Total equity	3,473,813	3,054,563	(8,662)	2,627,441	(28,966)	(2,229,867)	3,414,509	59,304
Total equity	$ 3,473,813	$ 3,054,563	$ (8,662)	$ 2,627,441	$ (28,966)	$ (2,229,867)	$ 3,414,509	$ 59,304